Weighted average basic and diluted number of common shares outstanding	12 Months Ended
Dec. 31, 2019
Weighted average basic and diluted number of common shares outstanding [abstract]
Weighted average basic and diluted number of common shares outstanding

17. Weighted average basic and diluted number of common shares outstanding

	Year ended	Year ended
	December 31,	December 31,
	2019	2018
Basic weighted average number of shares	71,421,798	42,639,530
Effect of dilutive shares, options and warrants	—	—

Diluted weighted average number of shares	71,421,798	42,639,530

Diluted weighted average number of common shares for the year ended December 31, 2019 excludes 103,824 anti-dilutive preferred shares (2018: nil), 8,020,790 anti-dilutive stock options (2018: 3,159,993) and 5,264,520 anti-dilutive warrants (2018: 4,858,845).